Share-Based Compensation (Details) - Schedule of fair value of option granted was estimated on the date of grant using the binominal option- pricing model - 2020 Plan [Member] - ¥ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation (Details) - Schedule of fair value of option granted was estimated on the date of grant using the binominal option- pricing model [Line Items]
Risk-free interest rate		1.74%		1.80%
Volatility		109.99%		37.34%
Dividend yield
Life of options (in years)		10 years	10 years	10 years
Fair value of underlying ordinary shares (in Yuan Renminbi per share)	[1]	¥ 81.59	¥ 689.4	¥ 830.2
Minimum [Member]
Share-Based Compensation (Details) - Schedule of fair value of option granted was estimated on the date of grant using the binominal option- pricing model [Line Items]
Risk-free interest rate			0.66%
Volatility			22.67%
Maximum [Member]
Share-Based Compensation (Details) - Schedule of fair value of option granted was estimated on the date of grant using the binominal option- pricing model [Line Items]
Risk-free interest rate			0.71%
Volatility			35.44%

[1]	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.